Rule 497 Document

On behalf of the TIAA-CREF International and Global Funds (Social Choice International Equity Fund), the TIAA-CREF U.S. Equity Funds (Social Choice Equity Fund and the Social Choice Low Carbon Equity Fund), each a series of TIAA-CREF Funds (collectively, “the Funds”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on May 18, 2016 (Accession No. 0000930413-16-007172), which is incorporated by reference into this Rule 497 Document.